SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund

December 31, 2023 (Unaudited)
Principal Amount		Value
Corporate Bonds — 62.95%
Basic Materials — 1.24%
$500,000	FMC Corp., 5.15%, 5/18/26	$499,477
100,000	International Flavors & Fragrances, Inc., 1.23%, 10/1/25(a)	92,558
100,000	Nutrien Ltd., 5.90%, 11/7/24	100,265
100,000	Nutrien Ltd., 5.95%, 11/7/25	101,822
		794,122
Communications — 0.84%
300,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.50%, 2/1/24	299,562
250,000	Rogers Communications, Inc., 2.95%, 3/15/25	242,972
		542,534
Consumer, Cyclical — 5.80%
200,000	7-Eleven, Inc., 0.80%, 2/10/24(a)	198,895
365,000	Aptiv Plc / Aptiv Corp., 2.40%, 2/18/25	352,997
175,000	Brunswick Corp., 0.85%, 8/18/24	169,326
500,000	Daimler Truck Finance North America LLC, 5.15%, 1/16/26(a)	501,506
300,000	Daimler Truck Finance North America LLC, 5.20%, 1/17/25(a)	299,868
275,000	Daimler Truck Finance North America LLC, (SOFR RATE + 1.000%), 6.36%, 4/5/24(a),(b)	275,202
500,000	Ford Motor Credit Co. LLC, 3.66%, 9/8/24	491,436
165,000	General Motors Financial Co., Inc., 4.00%, 1/15/25	162,301
265,000	General Motors Financial Co., Inc., (SOFR RATE + 1.040%), 6.45%, 2/26/27(b)	260,514
250,000	Volkswagen Group of America Finance LLC, 3.95%, 6/6/25(a)	245,113
500,000	Volkswagen Group of America Finance LLC, 6.00%, 11/16/26(a)	512,175
250,000	Warnermedia Holdings, Inc., 6.41%, 3/15/26	250,194
		3,719,527
Consumer, Non-cyclical — 8.10%
375,000	Amgen, Inc., 5.15%, 3/2/28	383,427
182,000	Becton Dickinson & Co., 3.36%, 6/6/24	180,176
475,000	CVS Health Corp., 5.00%, 2/20/26	477,117
200,000	Elevance Health, Inc., 4.90%, 2/8/26	199,698
250,000	EMD Finance LLC, 3.25%, 3/19/25(a)	244,057
475,000	GE HealthCare Technologies, Inc., 5.55%, 11/15/24	475,287
550,000	GE HealthCare Technologies, Inc., 5.60%, 11/15/25	554,852
225,000	Global Payments, Inc., 1.50%, 11/15/24	216,801
525,000	Haleon UK Capital Plc, 3.13%, 3/24/25	512,651
525,000	HCA, Inc., 5.20%, 6/1/28	530,204
350,000	HCA, Inc., 5.38%, 2/1/25	349,856
250,000	Health Care Service Corp. A Mutual Legal Reserve Co., 1.50%, 6/1/25(a)	237,433
200,000	JBS USA LUX SA / JBS USA Food Co. / JBS USA Finance, Inc., 2.50%, 1/15/27	184,089

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$400,000	JDE Peet’s NV, 0.80%, 9/24/24(a)	$384,794
275,000	Revvity, Inc., 0.85%, 9/15/24	265,608
		5,196,050
Energy — 5.17%
100,000	Baker Hughes Holdings LLC / Baker Hughes Co.-Obligor, Inc., 2.06%, 12/15/26	93,542
450,000	Columbia Pipelines Holding Co. LLC, 6.06%, 8/15/26(a)	460,540
400,000	Continental Resources, Inc., 2.27%, 11/15/26(a)	368,271
500,000	Enbridge, Inc., 2.50%, 1/15/25	485,093
250,000	Energy Transfer LP, 4.50%, 4/15/24	248,972
500,000	Enterprise Products Operating LLC, 5.05%, 1/10/26	504,858
200,000	Kinder Morgan Energy Partners LP, 4.25%, 9/1/24	197,902
125,000	Kinder Morgan, Inc., 1.75%, 11/15/26	115,011
250,000	Kinder Morgan, Inc., 4.30%, 6/1/25	247,071
600,000	TransCanada PipeLines Ltd., 6.20%, 3/9/26	599,897
		3,321,157
Financial — 29.21%
300,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 4.88%, 1/16/24	299,903
1,000,000	American Express Co., 6.34%, 10/30/26(c)	1,020,124
500,000	American Tower Corp., REIT, 5.00%, 2/15/24	499,356
250,000	Athene Global Funding, 1.61%, 6/29/26(a)	226,353
125,000	Athene Global Funding, 1.73%, 10/2/26(a)	112,674
250,000	Bank of America Corp., 5.08%, 1/20/27(c)	249,559
510,000	Barclays Plc, 5.30%, 8/9/26(c)	508,088
235,000	Capital One Financial Corp., 2.64%, 3/3/26(c)	225,201
390,000	Charles Schwab Corp. (The), (SOFR Index + 1.050%), 6.47%, 3/3/27(b)	384,955
170,000	Citigroup, Inc., 1.28%, 11/3/25(c)	163,591
115,000	Citigroup, Inc., 4.14%, 5/24/25(c)	114,318
350,000	Citigroup, Inc., (SOFR RATE + 0.770%), 6.19%, 6/9/27(b)	344,756
480,000	Comerica Bank, 2.50%, 7/23/24	469,500
275,000	Crown Castle, Inc., REIT, 1.35%, 7/15/25	259,670
475,000	Deutsche Bank AG, 4.16%, 5/13/25	468,514
200,000	DNB Bank ASA, 1.54%, 5/25/27(a),(c)	182,413
425,000	Fifth Third Bank NA, 5.85%, 10/27/25(c)	424,188
300,000	GA Global Funding Trust, 2.25%, 1/6/27(a)	272,728
220,000	Goldman Sachs Group, Inc. (The), 1.76%, 1/24/25(c)	219,142
450,000	Goldman Sachs Group, Inc. (The), 5.80%, 8/10/26(c)	454,608
150,000	Goldman Sachs Group, Inc. (The), (SOFR RATE + 0.486%), 5.86%, 10/21/24(b),(c)	149,648
200,000	HSBC Holdings Plc, 0.98%, 5/24/25(c)	196,028
382,000	Huntington Bancshares, Inc., 2.63%, 8/6/24	374,602
455,000	Huntington National Bank (The), 5.70%, 11/18/25(c)	451,445
430,000	JPMorgan Chase & Co., 3.85%, 6/14/25(c)	426,430
1,000,000	JPMorgan Chase & Co., 6.07%, 10/22/27(c)	1,028,887
425,000	KeyBank NA, 4.15%, 8/8/25	412,407

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$510,000	Lloyds Banking Group Plc, 4.72%, 8/11/26(c)	$503,363
265,000	LPL Holdings, Inc., 6.75%, 11/17/28	282,205
425,000	Manufacturers & Traders Trust Co., 4.65%, 1/27/26	415,982
675,000	Mitsubishi UFJ Financial Group, Inc., 5.06%, 9/12/25(c)	672,510
650,000	Mitsubishi UFJ Financial Group, Inc., 5.72%, 2/20/26(c)	652,733
150,000	Morgan Stanley, MTN, 1.16%, 10/21/25(c)	144,428
355,000	Morgan Stanley, 3.62%, 4/17/25(c)	352,848
465,000	Morgan Stanley, 5.05%, 1/28/27(c)	465,393
425,000	Nasdaq, Inc., 5.65%, 6/28/25	429,083
350,000	Nomura Holdings, Inc., 5.10%, 7/3/25	347,818
1,000,000	PNC Financial Services Group, Inc. (The), 6.62%, 10/20/27(c)	1,037,779
250,000	Realty Income Corp., REIT, 4.60%, 2/6/24	249,603
300,000	Santander Holdings USA, Inc., 4.26%, 6/9/25(c)	296,129
250,000	Societe Generale SA, (SOFR RATE + 1.050%), 6.43%, 1/21/26(a),(b)	248,897
750,000	Truist Bank, 1.50%, 3/10/25	716,487
500,000	Truist Financial Corp., MTN, 7.16%, 10/30/29(c)	539,550
600,000	UBS Group AG, 4.49%, 5/12/26(a),(c)	591,081
110,000	VICI Properties LP, REIT, 4.38%, 5/15/25	108,163
420,000	Wells Fargo & Co., GMTN, 3.53%, 3/24/28(c)	400,828
360,000	Wells Fargo & Co., GMTN, 3.91%, 4/25/26(c)	353,022
		18,746,990
Industrial — 2.00%
200,000	Boeing Co. (The), 1.43%, 2/4/24	199,196
150,000	Boeing Co. (The), 2.20%, 2/4/26	141,748
300,000	CNH Industrial Capital LLC, 1.45%, 7/15/26	275,432
425,000	Teledyne Technologies, Inc., 0.95%, 4/1/24	420,035
250,000	Trane Technologies Financing Ltd., 3.55%, 11/1/24	245,374
		1,281,785
Technology — 5.95%
1,000,000	Hewlett Packard Enterprise Co., 6.10%, 4/1/26	1,001,164
260,000	Kyndryl Holdings, Inc., 2.05%, 10/15/26	236,862
375,000	Microchip Technology, Inc., 0.97%, 2/15/24	372,757
100,000	Microchip Technology, Inc., 0.98%, 9/1/24	96,834
525,000	Micron Technology, Inc., 5.38%, 4/15/28	534,480
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 2.70%, 5/1/25	96,362
295,000	Oracle Corp., 5.80%, 11/10/25	299,831
300,000	Qorvo, Inc., 1.75%, 12/15/24	287,677
225,000	Roper Technologies, Inc., 2.35%, 9/15/24	220,036
23,000	Take-Two Interactive Software, Inc., 3.30%, 3/28/24	22,855
200,000	TSMC Arizona Corp., 1.75%, 10/25/26	184,562

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$250,000	VMware LLC, 1.00%, 8/15/24	$242,759
225,000	Western Digital Corp., 4.75%, 2/15/26	220,583
		3,816,762
Utilities — 4.64%
275,000	Ameren Corp., 1.95%, 3/15/27	252,046
100,000	American Electric Power Co., Inc., 2.03%, 3/15/24	99,113
250,000	CenterPoint Energy, Inc., (TBA), 1.45%, 6/1/26	230,238
280,000	Emera US Finance LP, 0.83%, 6/15/24	273,825
500,000	Evergy, Inc., 2.45%, 9/15/24	488,553
335,000	Eversource Energy, 4.20%, 6/27/24	332,544
250,000	Fells Point Funding Trust, 3.05%, 1/31/27(a)	235,733
260,000	NextEra Energy Capital Holdings, Inc., 5.75%, 9/1/25	262,727
190,000	Southern Co. (The), 4.48%, 8/1/24	188,325
300,000	System Energy Resources, Inc., 6.00%, 4/15/28	306,412
310,000	Vistra Operations Co. LLC, 5.13%, 5/13/25(a)	307,509
		2,977,025

Total Corporate Bonds		40,395,952
(Cost $40,783,687)
Asset Backed Securities — 20.70%
322,585	ACM Auto Trust, Series 2023-2A, Class A, 7.97%, 6/20/30(a)	323,670
955,000	AmeriCredit Automobile Receivables Trust, Series 2019-3, Class D, 2.58%, 9/18/25	948,166
315,000	AmeriCredit Automobile Receivables Trust, Series 2021-1, Class D, 1.21%, 12/18/26	294,457
175,000	CarMax Auto Owner Trust, Series 2020-1, Class C, 2.34%, 11/17/25	173,626
506,000	CarMax Auto Owner Trust, Series 2020-2, Class D, 5.75%, 5/17/27	504,032
230,000	CarMax Auto Owner Trust, Series 2021-1, Class C, 0.94%, 12/15/26	217,316
100,000	CarMax Auto Owner Trust, Series 2021-4, Class C, 1.38%, 7/15/27	92,265
96,262	Carvana Auto Receivables Trust, Series 2021-N1, Class D, 1.50%, 1/10/28	90,625
369,477	Carvana Auto Receivables Trust, Series 2021-N3, Class D, 1.58%, 6/12/28	352,313
391,268	Carvana Auto Receivables Trust, Series 2021-N4, Class D, 2.30%, 9/11/28	375,056
470,000	Dell Equipment Finance Trust, Series 2021-2, Class D, 1.21%, 6/22/27(a)	464,218
500,000	Dell Equipment Finance Trust, Series 2023-2, Class D, 6.74%, 7/23/29(a)	503,815
400,000	Drive Auto Receivables Trust, Series 2021-1, Class D, 1.45%, 1/16/29	383,671
566,000	Drive Auto Receivables Trust, Series 2021-2, Class D, 1.39%, 3/15/29	532,994

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$750,000	Exeter Automobile Receivables Trust, 6.69%, 6/15/29	$756,193
810,000	Exeter Automobile Receivables Trust, Series 2019-3A, Class E, 4.00%, 8/17/26(a)	803,608
116,892	Exeter Automobile Receivables Trust, Series 2019-4A, Class D, 2.58%, 9/15/25(a)	115,711
330,000	Exeter Automobile Receivables Trust, Series 2022-1A, Class D, 3.02%, 6/15/28	314,872
300,000	Exeter Automobile Receivables Trust, Series 2022-5A, Class B, 5.97%, 3/15/27	299,686
550,000	Exeter Automobile Receivables Trust, Series 2023-2A, Class D, 6.32%, 8/15/29	549,455
365,000	Exeter Automobile Receivables Trust, Series 2023-3A, Class D, 6.68%, 4/16/29	367,797
1,000,000	GM Financial Consumer Automobile Receivables Trust, Series 2023-1, Class B, 5.03%, 9/18/28	992,382
159,043	MVW LLC, Series 2021-2A, Class B, 1.83%, 5/20/39(a)	142,793
342,620	Santander Drive Auto Receivables Trust, Series 2021-1, Class D, 1.13%, 11/16/26	333,838
400,000	Santander Drive Auto Receivables Trust, Series 2021-2, Class D, 1.35%, 7/15/27	384,950
500,000	Santander Drive Auto Receivables Trust, Series 2021-3, Class D, 1.33%, 9/15/27	477,639
200,000	Santander Drive Auto Receivables Trust, Series 2021-4, Class D, 1.67%, 10/15/27	188,323
260,000	Santander Drive Auto Receivables Trust, Series 2023-3, Class C, 5.77%, 11/15/30	260,520
562,000	Santander Revolving Auto Loan Trust, Series 2019-A, Class D, 3.45%, 1/26/32(a)	543,873
410,389	Sunnova Helios II Issuer LLC, Series 2019-AA, Class A, 3.75%, 6/20/46(a)	374,165
500,000	Tesla Auto Lease Trust, Series 2021-A, Class D, 1.34%, 3/20/25(a)	498,610
425,000	Tesla Auto Lease Trust, Series 2021-B, Class D, 1.32%, 9/22/25(a)	410,996
216,455	VSE VOI Mortgage LLC, Series 2018-A, Class C, 4.02%, 2/20/36(a)	212,170

Total Asset Backed Securities		13,283,805
(Cost $13,575,502)
Collateralized Mortgage Obligations — 8.88%
210,000	BX Commercial Mortgage Trust, Series 2021-21M, Class D, (Term SOFR 1M + 1.540%), 6.90%, 10/15/36(a),(b)	200,487
215,031	BX Commercial Mortgage Trust, Series 2021-XL2, Class D, (Term SOFR 1M + 1.511%), 6.87%, 10/15/38(a),(b)	208,816
300,000	BX Commercial Mortgage Trust, Series 2022-CSMO, Class C, (Term SOFR 1M + 3.889%), 9.25%, 6/15/27(a),(b)	300,282
239,643	BX Trust, Series 2022-IND, Class D, (Term SOFR 1M + 2.839%), 8.20%, 4/15/37(a),(b)	235,904

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$158,691	Connecticut Avenue Securities Trust, (SOFR30A + 2.000%), 7.34%, 3/25/42(a),(b)	$160,143
207,000	Connecticut Avenue Securities Trust, Series 2022-R01, Class 1M2, (SOFR30A + 1.900%), 7.24%, 12/25/41(a),(b)	205,834
250,000	Connecticut Avenue Securities Trust, Series 2022-R03, Class 1M2, (SOFR30A + 3.500%), 8.84%, 3/25/42(a),(b)	257,863
110,000	Connecticut Avenue Securities Trust, Series 2022-R04, Class 1M2, (SOFR30A + 3.100%), 8.44%, 3/25/42(a),(b)	112,139
366,000	Connecticut Avenue Securities Trust, Series 2023-R04, Class 1M2, (SOFR30A + 3.550%), 8.89%, 5/25/43(a),(b)	388,863
277,000	Connecticut Avenue Securities Trust, Series 2023-R05, Class 1M2, (SOFR30A + 3.100%), 8.44%, 6/25/43(a),(b)	285,751
150,000	Connecticut Avenue Securities Trust, Series 2023-R06, Class 1M2, (SOFR30A + 2.700%), 8.04%, 7/25/43(a),(b)	151,845
500,000	Ellington Financial Mortgage Trust, Series 2019-2, Class M1, 3.47%, 11/25/59(a),(d)	447,369
109,103	Freddie Mac STACR REMIC Trust, (SOFR30A + 2.100%), 7.44%, 3/25/43(a),(b)	110,067
460,000	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class M1B, (SOFR30A + 2.400%), 7.74%, 2/25/42(a),(b)	461,259
163,010	Freddie Mac STACR REMIC Trust, Series 2022-DNA3, Class M1A, (SOFR30A + 2.000%), 7.34%, 4/25/42(a),(b)	164,123
484,004	Freddie Mac STACR REMIC Trust, Series 2023-HQA1, Class M1A, (SOFR30A + 2.000%), 7.34%, 5/25/43(a),(b)	483,999
650,000	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2023-HQA2, Class M1B, (SOFR30A + 3.350%), 8.69%, 6/25/43(a),(b)	669,738
400,000	SMRT, Series 2022-MINI, Class D, (Term SOFR 1M + 1.950%), 7.31%, 1/15/39(a),(b)	380,527
500,000	Vista Point Securitization Trust, Series 2020-1, Class M1, 4.15%, 3/25/65(a),(d)	472,917

Total Collateralized Mortgage Obligations		5,697,926
(Cost $5,758,778)
U.S. Government Agency Backed Mortgages — 0.43%
Fannie Mae — 0.43%
265,326	Pool #CB7160, 6.50%, 9/1/53	273,903
1,444	Series 2001-70, Class OF, (SOFR30A + 1.064%), 6.40%, 10/25/31(b)	1,458
1,160	Series 2009-87, Class FX, (SOFR30A + 0.864%), 6.20%, 11/25/39(b)	1,163
		276,524
Freddie Mac — 0.00%
1,176	Series 2448, Class FT, (SOFR30A + 1.114%), 6.45%, 3/15/32(b)	1,188

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Principal Amount		Value
$1,287	Series 2488, Class FQ, (SOFR30A + 1.114%), 6.45%, 3/15/32(b)	$1,303
211	Series 3770, Class FP, (SOFR30A + 0.614%), 5.95%, 11/15/40(b)	212
		2,703

Total U.S. Government Agency Backed Mortgages		279,227
(Cost $276,287)

Shares
Investment Company — 5.82%
3,737,595	RBC BlueBay U.S. Goverment Money Market Fund, Institutional Class 1(e)	3,737,595

Total Investment Company		3,737,595
(Cost $3,737,595)

Total Investments		$63,394,505
(Cost $64,131,849) — 98.78%
Other assets in excess of liabilities — 1.22%		781,377
NET ASSETS — 100.00%		$64,175,882

(a)	Security exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(b)	Floating rate note. Rate shown is as of report date.
(c)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.
(e)	Affiliated investment.
Financial futures contracts as of December 31, 2023:
Long Position	Number of Contracts	Expiration Date	Value/Unrealized Appreciation	Notional Value		Clearinghouse
2 Year U.S. Treasury Note	44	March 2024	$95,807	USD	$9,060,219	Barclays Capital Group
Total			$95,807

SCHEDULE OF PORTFOLIO INVESTMENTS
RBC BlueBay Short Duration Fixed Income Fund  (cont.)

December 31, 2023 (Unaudited)
Abbreviations used are defined below:
GMTN - Global Medium Term Note
MTN - Medium Term Note
REIT - Real Estate Investment Trust
SOFR - Secured Overnight Financing Rate
SOFR30A - Secured Overnight Financing Rate 30 Day Average
TBA - To-be-announced
USD - United States Dollar